091-14701fr

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 11 2012
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

12005823

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
National Stock Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust

3. Class of New Derivative Securities Product:
Equity

4. Name of Underlying Instrument:
Top Guru Holdings Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based

6. Ticker Symbol(s) of New Derivative Securities Product:
GURU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Domestic Stock Exchanges

8. Settlement Methodology of New Derivative Securities Product:
cash

9. Position Limits of New Derivative Securities Product (if applicable):

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: Paul P. Smith

Title: Acting Chief Regulatory Officer

Telephone Number: (312) 786-7562

Manual Signature of Official Responsible for Form: Paul P. Smith

Date: July 10, 2012

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 11 2012

NSX National Stock® Exchange

July 10, 2012

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 11 2012
DIVISION OF TRADING & MARKETS

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which were recently approved for trading on the Exchange:

1. COBO
2. DVYL
3. SDYL
4. GIVE
5. ALFA
6. GURU
7. BNPC
8. FBG
9. SNDS
10. USMI
11. XOVR
12. EMCD
13. HECO
14. EMLP
15. EUFX
16. SDOG

Please contact me if you have any questions on the enclosed materials.

Very truly yours,

Paul P. Smith

Encls.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 11 2012

One Financial Place
440 South LaSalle Street Suite 2600
Chicago Illinois 60605

Phone 312.786.8803
Fax 312.939.7239
www.nsx.com